Income Taxes - Components of Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Current:
Federal	$ 82	$ (301)	$ 0
State	982	729	1,293
Foreign	16,784	17,067	19,737
Current tax provision (benefit)	17,848	17,495	21,030
Deferred:
Federal	15,694	(16,147)	2,759
State	3,278	(720)	176
Foreign	(2,282)	(5,305)	(5,407)
Deferred tax (benefit) provision	16,690	(22,172)	(2,472)
(Benefit) provision for income taxes	$ 34,538	$ (4,677)	$ 18,558
Effective tax rate	(42.90%)	3.00%	(19.20%)